Derivatives and hedging activities (Details 5) (CHF) In Billions, unless otherwise specified	3 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Credit protection sold/purchased
Credit protection sold	(940.5)	(991.4)
Credit protection purchased	877.6	929.0
Net credit protection (sold)/purchased	(62.9)	(62.4)
Other protection purchased	108.8	95.8
Fair value of credit protection sold	(24.7)	(41.5)
Total credit derivatives	1,952.3	2,042.8
Total return swaps
Credit protection sold/purchased
Credit protection sold	(3.8)	(4.8)
Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(180.0)	(192.8)
Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(545.7)	(596.9)
Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(214.8)	(201.7)
Sovereigns
Credit protection sold/purchased
Credit protection sold	(142.6)	(153.2)
Credit protection purchased	140.4	150.1
Net credit protection (sold)/purchased	(2.2)	(3.1)
Other protection purchased	10.8	11.7
Fair value of credit protection sold	(5.0)	(9.6)
Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(797.9)	(838.2)
Credit protection purchased	737.2	778.9
Net credit protection (sold)/purchased	(60.7)	(59.3)
Other protection purchased	98.0	84.1
Fair value of credit protection sold	(19.7)	(31.9)
Investment grade
Credit protection sold/purchased
Credit protection sold	(720.1)	(730.4)
Credit protection purchased	672.7	685.5
Net credit protection (sold)/purchased	(47.4)	(44.9)
Other protection purchased	82.1	70.1
Fair value of credit protection sold	(14.6)	(24.5)
Non-investment grade
Credit protection sold/purchased
Credit protection sold	(220.4)	(261.0)
Credit protection purchased	204.9	243.5
Net credit protection (sold)/purchased	(15.5)	(17.5)
Other protection purchased	26.7	25.7
Fair value of credit protection sold	(10.1)	(17.0)
Single-name instruments
Credit protection sold/purchased
Credit protection sold	(661.1)	(641.3)
Credit protection purchased	624.1	611.8
Net credit protection (sold)/purchased	(37.0)	(29.5)
Other protection purchased	88.7	72.3
Fair value of credit protection sold	(13.9)	(24.3)
Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(142.8)	(134.1)
Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(407.9)	(394.5)
Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(110.4)	(112.7)
Single-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(126.1)	(134.8)
Credit protection purchased	124.2	132.6
Net credit protection (sold)/purchased	(1.9)	(2.2)
Other protection purchased	10.3	10.8
Fair value of credit protection sold	(4.3)	(8.1)
Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(535.0)	(506.5)
Credit protection purchased	499.9	479.2
Net credit protection (sold)/purchased	(35.1)	(27.3)
Other protection purchased	78.4	61.5
Fair value of credit protection sold	(9.6)	(16.2)
Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(465.5)	(452.2)
Credit protection purchased	441.7	432.4
Net credit protection (sold)/purchased	(23.8)	(19.8)
Other protection purchased	66.6	55.6
Fair value of credit protection sold	(7.8)	(9.0)
Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(195.6)	(189.1)
Credit protection purchased	182.4	179.4
Net credit protection (sold)/purchased	(13.2)	(9.7)
Other protection purchased	22.1	16.7
Fair value of credit protection sold	(6.1)	(15.3)
Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(279.4)	(350.1)
Credit protection purchased	253.5	317.2
Net credit protection (sold)/purchased	(25.9)	(32.9)
Other protection purchased	20.1	23.5
Fair value of credit protection sold	(10.8)	(17.2)
Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(37.2)	(58.7)
Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(137.8)	(202.4)
Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(104.4)	(89.0)
Multi-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(16.5)	(18.4)
Credit protection purchased	16.2	17.5
Net credit protection (sold)/purchased	(0.3)	(0.9)
Other protection purchased	0.5	0.9
Fair value of credit protection sold	(0.7)	(1.5)
Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(262.9)	(331.7)
Credit protection purchased	237.3	299.7
Net credit protection (sold)/purchased	(25.6)	(32.0)
Other protection purchased	19.6	22.6
Fair value of credit protection sold	(10.1)	(15.7)
Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(254.6)	(278.2)
Credit protection purchased	231.0	253.1
Net credit protection (sold)/purchased	(23.6)	(25.1)
Other protection purchased	15.5	14.5
Fair value of credit protection sold	(6.8)	(15.5)
Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(24.8)	(71.9)
Credit protection purchased	22.5	64.1
Net credit protection (sold)/purchased	(2.3)	(7.8)
Other protection purchased	4.6	9.0
Fair value of credit protection sold	(4.0)	(1.7)